FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans Payable	$ 15,500,000
Letters of Credit Outstanding, Amount	$ 22,715,990	$ 19,426,823